Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Segment Reporting Information [Line Items]
Net Revenue	$ 334,219		$ 277,007		$ 651,008		$ 529,340
Ireland
Segment Reporting Information [Line Items]
Net Revenue	69,337	[1]	40,767	[1]	130,331	[1]	69,762	[1]
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	84,822		87,230		169,858		173,274
U.S.
Segment Reporting Information [Line Items]
Net Revenue	139,458		114,237		274,933		221,984
Rest of World
Segment Reporting Information [Line Items]
Net Revenue	$ 40,602		$ 34,773		$ 75,886		$ 64,320

[1]	All sales shown for Ireland are export sales.